Short-Term Investments (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Sep. 30, 2023 CNY (¥)
Short-Term Investments [Line Items]
Short-term investments	¥ 1,666	$ 231
Short-Term Investments [Member]
Short-Term Investments [Line Items]
Short-term investments	¥ 1,666